Loss Per Share (Details) - Schedule of computing basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of computing basic and diluted net loss per share [Abstract]
Shares of ordinary share used in computing diluted net loss per share	11,504,521	6,243,411	5,519,061
Net loss per share of ordinary share, diluted	$ (1.07)	$ (0.65)	$ (0.51)